SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs and Operating Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maximum
Lessee, Lease, Description [Line Items]
Advertising costs	$ 0.1	$ 0.1	$ 0.1
Initial operating lease terms	5 years
Operating leases expiration year	2026
Minimum
Lessee, Lease, Description [Line Items]
Operating leases expiration year	2021